Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) (USD $)	Sep. 30, 2013	Sep. 27, 2013	Sep. 25, 2013	Sep. 11, 2013	Aug. 31, 2013
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	15	2	2	1	4
Advances for vessels under construction and acquisitions	$ 26,521,200
Hull S514 And Hull S515 [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Number of Vessels Under Construction	2
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	50,000,000
Advances for vessels under construction and acquisitions	12,500,000
Four LPG Carriers [Member]
Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds					62,316,400
Advances for vessels under construction and acquisitions	$ 14,021,200